Cost of Sales - Disclosure of production costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Labour costs, including contractors	R 17,585	R 13,004	R 12,715
Consumables	7,218	5,441	5,532
Water and electricity	5,138	3,664	3,398
Insurance	208	154	126
Transportation	177	377	354
Change in inventory	69	(70)	(166)
Capitalisation of mine development costs	(2,117)	(1,485)	(1,880)
Stripping activities	(1,047)	(675)	(1,197)
Royalty expense	637	327	193
Other	1,906	1,311	1,249
Total production costs	R 29,774	R 22,048	R 20,324